POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Postemployment Benefits Tables Abstract
Post-employment benefits
	At December 31	At December 31
(in thousands)	2019	2018

Accrued benefit obligation	$2,258	$2,295
	$2,258	$2,295

Post-employment benefits-by balance sheet presentation:
Current	$150	$150
Non-current	2,108	2,145
	$2,258	$2,295

Post-employment benefits continuity
(in thousands)	2019	2018

Balance-January 1	$2,295	$2,365
Accretion	70	72
Benefits paid	(107)	(142)
Balance-December 31	$2,258	$2,295